Summary of Significant Accounting Policies - Summary of Revenue by Major Customers (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Customer A [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	16.00%